Commitments	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments

11.	Commitments:

The Company leases office facilities in Netanya, Israel. This office facilities are leased under operating lease agreements.

During the year ended December 31, 2020, the Company signed a five-year lease for a facility in Vancouver, Canada, commencing April 1, 2020 and ending March 2024. During the year ended December 31, 2024, the lease on the Vancouver office expired and was not renewed. The Company previously accounted for the lease in accordance with ASU 2016-02 (Topic 842) and recognized a right-of-use asset and operating lease liability.

During the year ended December 31, 2025, the Company entered a new lease agreement in Netanya, Israel. The agreement is for 12 months, but unless 3 months’ notice is given it automatically renews for a future 12 months until notice is given. The renewal of this lease is uncertain, hence the Company has accounted for this lease as a short-term lease.

Kidoz Inc. and subsidiaries

(Expressed in United States Dollars)

Notes to Consolidated Financial Statements

Years ended December 31, 2025, 2024 and 2023

11.	Commitments: (Continued)

Minimum lease payments under these leases are approximately as follows:

2026	$28,563

The Company paid rent expense totaling $60,171 for the year ended December 31, 2025 (2024 - $82,756; 2023 - $120,557).

The Company has the following management consulting agreements with related parties.

Company	Person	Role	Annual amount
T.M. Williams (ROW), Inc.	T. M. Williams	Chairman		$221,892
Bromley Accounting Services Ltd.	H. W. Bromley	CFO		$222,116
Farcast Operations Inc.	T. H. Williams	COO	CAD$	314,800

As at December 31, 2025, the Company had a number of renewable license commitments with large brands, including, Mr. Men and Little Miss and Mr. Bean. These agreements have commitments to pay royalties on the revenue from the licenses subject to the minimum guarantee payments. As at December 31, 2025, there were no further minimum guarantee payments commitments.

The Company expensed the minimum guarantee payments over the life of the agreement and recognized license expense of $176 (2024 - $10,678; 2023 - $19,868) for the year ended December 31, 2025.